Stock Option Plan (Details) - USD ($) $ in Thousands					1 Months Ended				12 Months Ended
	Aug. 07, 2013	Aug. 13, 2010	Jan. 07, 2002	Mar. 15, 1995	Aug. 17, 2007	Sep. 19, 2005	Sep. 30, 2003	Sep. 29, 1997	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Stock Option Plan [Line Items]
Granted									5,669,000
Expiration period of options									10 years
Stock-based compensation expense (in Dollars)
Options available for future grant									1,718,000	1,318,000
Number of vested shares										400,000
Intrinsic value of options outstanding (in Dollars)									$ 58
1995 Stock Option [Member]
Stock Option Plan [Line Items]
Purchase shares of Common Stock				1,012,500
Increased shares of common stock								549,000
Total shares of common stock								1,561,500
The 2001 Stock Option [Member]
Stock Option Plan [Line Items]
Purchase shares of Common Stock			1,125,000
The 2003 Stock Option [Member]
Stock Option Plan [Line Items]
Purchase shares of Common Stock							900,000
Increased shares of common stock		800,000			400,000	500,000
Total shares of common stock		2,600,000			1,800,000	1,400,000
Common Stock [Member]
Stock Option Plan [Line Items]
Number of vested shares										400,000
Intrinsic value of options outstanding (in Dollars)										$ 58
Stock Option Plan Three [Member]
Stock Option Plan [Line Items]
Stock option plan, additional shares authorized	900,000
Stock option plan, shares authorized	3,500,000